Share capital, share premium and other reserves - Narratives (Details) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£) shares	Dec. 31, 2023 GBP (£) Vote / shares £ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of classes of share capital [line items]
Equity	£ 16,457,000	£ 16,729,000	£ 26,480,000	£ 26,223,000
Share capital	92,000	£ 92,000
Issue of share capital	22,150,000
Shares cancelled	22,058,000
Capital reduction	22,058,000
Par value per share | £ / shares		£ 0.01
Share capital
Disclosure of classes of share capital [line items]
Equity	92,346	£ 92,000	£ 1,000	£ 1,000
Issue of share capital	11,543,000
Shares cancelled	11,451,000
Capital reduction	11,451,000
Share premium
Disclosure of classes of share capital [line items]
Issue of share capital	10,607,000
Shares cancelled	10,607,000
Capital reduction	£ 10,607,000
Redeemable preference shares
Disclosure of classes of share capital [line items]
Dividend rights		0.00%
Ordinary shares
Disclosure of classes of share capital [line items]
Votes per share | Vote / shares		1
Ordinary shares at £0.01 each
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	9,234,573,831
Par value per share | £ / shares		£ 0.01